Assets Held for Sale (Details) - USD ($) $ in Thousands		12 Months Ended
	May 31, 2026	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Assets and liabilities classified as held for sale [Abstract]
Net assets held for sale		$ 18,334	$ 0	[1]
Cash flows from (used in) investing activities [abstract]
Net cash flows from/(used in) investment activities		11,941	(32,116)	[1]	$ (74,772)	[1]
Interest in Ewoyaa [member]
Disclosure of assets held for sale [Line Items]
Expected cash consideration in sale of ownership interest	$ 71,000
Assets and liabilities classified as held for sale [Abstract]
Advances to affiliates		18,334	0
Total assets held for sale		18,334	0
Net assets held for sale		18,334	0
Cash flows from (used in) investing activities [abstract]
Net cash flows from/(used in) investment activities		$ (1,397)	$ 0		$ 0

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.